Goodwill and intangible assets - Disclosure of goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 509	£ 539
Barclays Private Bank and Wealth Management
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	95	95
Barclays US Consumer Bank
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 414	£ 444